Private Placement Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement Warrants.
Private Placement Warrants

Note 4 — Private Placement Warrants

Concurrently with the closing of the IPO, the Sponsor and underwriter purchased an aggregate of 4,000,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant for an aggregate purchase price of $4,000,000. Each whole Private Placement Warrant is exercisable for one whole Ordinary Share at a price of $11.50 per share, subject to adjustment (see Note 8). The proceeds from the Private Placement Warrants at the IPO are held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

On August 30, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option and partially exercised 1,500,000 Units and the remaining Units went un-exercised on expiry of 45 days. On September 1, 2021, the Company consummated the sale of an additional 238,636 Private Placement Warrants, at $1.00 per Private Placement Warrant for an aggregate purchase price of $238,636.

Note 4 — Private Placement Warrants

Concurrently with the closing of the IPO, the Sponsor and underwriter purchased an aggregate of 4,000,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant for an aggregate purchase price of $4,000,000. Each whole Private Placement Warrant is exercisable for one whole share of Ordinary shares at a price of $11.50 per share, subject to adjustment (see Note 7). The proceeds from the Private Placement Warrants at the IPO are held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

On August 30, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option and partially exercised 1,500,000 Units and the remaining Units went un-exercised on expiry of 45 days. On September 1, 2021, the Company consummated the sale of an additional 238,636 Private Placement Warrants, at $1.00 per Private Placement Warrant for an aggregate purchase price of $238,636.